Investment Objectives and Goals	Aug. 12, 2026
Sequoia Select Equity Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sequoia Select Equity Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sequoia Select Equity Income ETF (the “Fund”) seeks to provide income and capital appreciation.
Sequoia Select Large Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sequoia Select Large Core ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sequoia Select Large Core ETF (the “Fund”) seeks to provide income and capital appreciation.
Sequoia Select Large Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sequoia Select Large Growth ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sequoia Select Large Growth ETF (the “Fund”) seeks to achieve capital appreciation.
Sequoia Select SMID ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sequoia Select SMID ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sequoia Select SMID ETF (the “Fund”) seeks to provide income and capital appreciation.
Sequoia Select Global Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sequoia Select Global Equity ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sequoia Select Global Equity ETF (the “Fund”) seeks to achieve capital appreciation.